STOCKHOLDERS' DEFICIT (Tables)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value of Warrants

	Series C Warrants	Series D Warrants	Series E Warrants
Number of warrants issued	4,582,500	167,500	2,000,000
Exercise price	$0.16	$0.30	$0.10
Black-Scholes option pricing model assumptions:
Risk-free interest rate	0.60%	0.23%	0.72%
Expected term (in years)	1.8	1.6	4.5
Expected volatility (*)	152.86%	267.38%	216.50%
Dividend per share	$0	$0	$0
Expiration date	December 31, 2012	December 31, 2013	December 31, 2016

* As a newly formed entity it is not practicable for it to estimate the expected volatility of its share price. The Company selected two comparable public companies listed on OTC Markets Group Inc. QB tier engaged in similar activities to calculate the expected volatility. The Company calculated the comparable companies' historical volatility over the expected life and averaged them as its expected volatility.

Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Options Activity

	Number of Warrants	Weighted Average Exercise Price per Share
Outstanding at December 31, 2011	4,982,500	$0.27
Expired	(400,000)	$1.50
Granted	2,167,500	$0.12
Outstanding at June 30, 2012	6,750,000	$0.15